INTANGIBLE ASSETS (Details 3) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
IBM [Member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for the acquisition of intangible assets	$ 1,154	$ 851
Microsoft [Member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for the acquisition of intangible assets		726
ULA [Member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for the acquisition of intangible assets		426
Kony [Member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for the acquisition of intangible assets	321
Vcloud Suite [Member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for the acquisition of intangible assets	169
MIS [Member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for the acquisition of intangible assets	129
Identify Guard IDG [Member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for the acquisition of intangible assets	$ 116